Property, plant and equipment	12 Months Ended
Jan. 31, 2019
Disclosure of detailed information about property, plant and equipment [abstract]
Property, plant and equipment
over their estimated useful lives as follows:
Property, plant and equipment

Cost	Leasehold improvements £000	Laboratory equipment £000	Office and IT equipment £000	Total £000
At February 1, 2018	340	299	486	1,125
Additions	—	62	57	119
Disposals	—	(22)	(52)	(74)
Revaluation	—	—	5	5
At January 31, 2019	340	339	496	1,175
Accumulated depreciation
At February 1, 2018	(31)	(36)	(249)	(316)
Charge for the year	(34)	(156)	(119)	(309)
Disposals	—	21	47	68
Revaluation	—	—	(2)	(2)
At January 31, 2019	(65)	(171)	(323)	(559)
Net book value
At February 1, 2018	309	263	237	809
At January 31, 2019	275	168	173	616

Cost	Leasehold improvements £000	Laboratory equipment £000	Office and IT equipment £000	Total £000
At February 1, 2017	9	19	284	312
Acquisition of subsidiary	—	280	49	329
Additions	340	—	173	513
Disposals	(9)	—	(14)	(23)
At January 31, 2018	340	299	486	1,125
Accumulated depreciation
At February 1, 2017	(9)	(17)	(170)	(196)
Charge for the year	(31)	(19)	(90)	(140)
Disposals	9	—	10	19
At January 31, 2018	(31)	(36)	(249)	(316)
Net book value
At February 1, 2017	—	2	114	116
At January 31, 2018	309	263	237	809